UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6474

DREYFUS GROWTH AND INCOME FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	7/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Growth and Income Fund, Inc.
July 31, 2006 (Unaudited)

Common Stocks--98.6%	Shares	Value ($)

Consumer Discretionary--7.4%
Harrah's Entertainment	71,800	4,315,898
Hilton Hotels	514,800	12,319,164
Home Depot	145,800	5,060,718
McDonald's	246,800	8,734,252
News, Cl. A	528,200	10,162,568
Target	277,800	12,756,576
		53,349,176
Consumer Staples--11.4%
Altria Group	289,000	23,111,330
Cadbury Schweppes, ADR	196,300	7,706,738
CVS	494,500	16,180,040
Dean Foods	96,000 a	3,602,880
PepsiCo	221,200	14,019,656
Procter & Gamble	215,300	12,099,860
Walgreen	128,000	5,987,840
		82,708,344
Energy--10.5%
Chesapeake Energy	213,100 b	7,010,990
ConocoPhillips	94,600	6,493,344
Exxon Mobil	340,000	23,031,600
Grant Prideco	213,900 a	9,734,589
Schlumberger	177,800	11,885,930
Transocean	112,100 a	8,657,483
Weatherford International	192,600 a	9,021,384
		75,835,320
Financial--17.6%
Affiliated Managers Group	119,300 a,b	10,921,915
Axis Capital Holdings	305,900	9,042,404
Bank of America	495,100	25,512,503
Capital One Financial	155,000	11,989,250
Countrywide Financial	317,000	11,358,110
JPMorgan Chase & Co.	491,500	22,422,230
Merrill Lynch & Co.	210,100	15,299,482
State Street	85,300	5,123,118
Wachovia	302,700	16,233,801
		127,902,813
Health Care--13.7%
Abbott Laboratories	289,800	13,843,746
Alcon	108,300	11,958,486
Amgen	162,500 a	11,332,750
Caremark Rx	56,800	2,999,040
Fisher Scientific International	97,500 a	7,225,725
Genzyme	127,000 a	8,671,560
Johnson & Johnson	230,700	14,430,285
WellPoint	171,000 a	12,739,500
Wyeth	331,800	16,082,346
		99,283,438
Industrial--9.9%
3M	131,800	9,278,720
Burlington Northern Santa Fe	163,600	11,273,676
Danaher	245,000	15,974,000

Emerson Electric	181,600	14,331,872
General Electric	647,300	21,160,237
		72,018,505
Information Technology--21.8%
Adobe Systems	468,800 a	13,365,488
Apple Computer	201,300 a	13,680,348
Autodesk	306,800 a	10,464,948
Broadcom, Cl. A	203,700 a	4,886,763
Cisco Systems	857,200 a	15,301,020
Citrix Systems	165,200 a	5,248,404
Corning	243,200 a	4,637,824
Electronic Arts	172,200 a	8,112,342
EMC/Massachusetts	285,600 a	2,898,840
Google, Cl. A	27,040 a	10,453,664
Hewlett-Packard	420,300	13,411,773
Intel	313,900	5,650,200
Microchip Technology	257,400 b	8,303,724
Microsoft	874,300	21,009,429
Motorola	174,900	3,980,724
Qualcomm	243,300	8,578,758
Yahoo!	306,500 a	8,318,410
		158,302,659
Materials--2.6%
Air Products & Chemicals	139,300	8,905,449
EI Du Pont de Nemours & Co.	256,100	10,156,926
		19,062,375
Telecommunication Services--2.7%
AT & T	407,300	12,214,927
Verizon Communications	210,100	7,105,582
		19,320,509
Utilities--1.0%
Sempra Energy	149,100	7,195,566
Total Common Stocks
(cost $656,237,795)		714,978,705

Other Investment--1.4%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $10,405,000)	10,405,000 c	10,405,000

Investment of Cash Collateral
for Securities Loaned--2.7%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $19,709,542)	19,702,542 c	19,709,542

Total Investments (cost $686,352,337)	102.7%	745,093,247
Liabilities, Less Cash and Receivables	(2.7%)	(19,575,888)
Net Assets	100.0%	725,517,359

ADR - American Depository Receipts
a Non-income producing security.
b All or a portion of these securities are on loan. At July 31, 2006, the total market value of the fund's securities on loan is $19,231,128 and the total market value of the collateral held by the fund is $19,709,542.
c Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS GROWTH AND INCOME FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President
Date:	September 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer
Date:	September 15, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer
Date:	September 15, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)